FINANCIAL INSTRUMENTS - Foreign Currency Risk Management (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / $	Dec. 31, 2022 $ / $
Financial Instruments [Abstract]
Percentage of entity's revenue	72.27%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of entity's revenue	72.27%
Average foreign exchange rate | $ / $		102.62
Devaluation of foreign exchange, percent	355.70%	72.50%
Average foreign exchange rate | $ / $		102.62
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average foreign exchange rate | $ / $	177.06
Average foreign exchange rate | $ / $	177.06
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average foreign exchange rate | $ / $	806.95	177.06
Average foreign exchange rate | $ / $	806.95	177.06
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (104,652)
% Increase, Amount	8,594
% Decrease, Amount	(11,628)
Currency risk | Argentine pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ 6,573
% Increase	30.00%
% Increase, Amount	$ (1,517)
% Decrease	10.00%
% Decrease, Amount	$ 730
Currency risk | Australian Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (16,018)
% Increase	10.00%
% Increase, Amount	$ 1,456
% Decrease	10.00%
% Decrease, Amount	$ (1,780)
Currency risk | Chilean peso (CLP)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (191)
% Increase	10.00%
% Increase, Amount	$ 17
% Decrease	10.00%
% Decrease, Amount	$ (21)
Currency risk | Colombian pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (49,959)
% Increase	10.00%
% Increase, Amount	$ 4,542
% Decrease	10.00%
% Decrease, Amount	$ (5,551)
Currency risk | Danish Krone
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (11,052)
% Increase	10.00%
% Increase, Amount	$ 1,005
% Decrease	10.00%
% Decrease, Amount	$ (1,228)
Currency risk | Indian Rupees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (21,514)
% Increase	10.00%
% Increase, Amount	$ 1,956
% Decrease	10.00%
% Decrease, Amount	$ (2,390)
Currency risk | European Union euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ 6,705
% Increase	10.00%
% Increase, Amount	$ (610)
% Decrease	10.00%
% Decrease, Amount	$ 745
Currency risk | Mexican pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (4,403)
% Increase	10.00%
% Increase, Amount	$ 400
% Decrease	10.00%
% Decrease, Amount	$ (489)
Currency risk | Pound sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (4,662)
% Increase	10.00%
% Increase, Amount	$ 424
% Decrease	10.00%
% Decrease, Amount	$ (518)
Currency risk | Uruguayan pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (10,131)
% Increase	10.00%
% Increase, Amount	$ 921
% Decrease	10.00%
% Decrease, Amount	$ (1,126)